Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Disclosure of detailed information about financial instruments [line items]
Transfers between Level 1 and Level 2 fair value measurements, financial assets	$ 0	$ 0
Transfers between Level 1 and Level 2 fair value measurements, financial liabilities	0	0
Transfers between Level 2 and Level 1 fair value measurements, financial assets	0	0
Transfers between Level 2 and Level 1 fair value measurements, financial liabilities	0	0
Transfers into Level 3 fair value measurements, financial assets	0	0
Transfers into Level 3 fair value measurements, financial liabilities	0	0
Transfers out of Level 3 fair value measurements, financial assets	0	0
Transfers out of Level 3 fair value measurements, financial liabilities	0	0
Gain (loss) recognized due to discontinuation of cash flow hedge accounting	(2,000)	(20,000)	$ 666,000
Trade receivables	73,872,000	71,388,000		$ 71,462,000
Unbilled revenue	66,752,000	$ 61,721,000		$ 61,721,000
Unused lines of credit	74,274,000
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Discount rate used to determine fair value of the contingent consideration liability		2.50%
Level 3 [member] | Non-recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Fair value measurement for Auto Claim BPM CGU	38,492,000
Disposal cost	656,000
Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding swap agreement	$ 61,800,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Rate of appreciation or depreciation of the foreign currencies against the functional currency of the company	5.00%
Effect on statement of profit before tax from operating activities due to appreciation or depreciation of the foreign currencies against the functional currency of the company	$ 3,152,000
Currency risk [member] | UK Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Rate of appreciation or depreciation of the foreign currencies against the functional currency of the company	10.00%
Effect on statement of profit before tax from operating activities due to appreciation or depreciation of the foreign currencies against the functional currency of the company	$ 23,451,000
Currency risk [member] | Indian Rupees [member]
Disclosure of detailed information about financial instruments [line items]
Rate of appreciation or depreciation of the foreign currencies against the functional currency of the company	10.00%
Effect on statement of profit before tax from operating activities due to appreciation or depreciation of the foreign currencies against the functional currency of the company	$ 30,976,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	73,872,000	$ 71,388,000
Unbilled revenue	66,752,000	$ 61,721,000
Forward and option contracts [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedges, expected to be reclassified from other comprehensive income into profit (loss)	$ 5,578,000
Reclassification period for cash flow hedges	24 months
Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedges, expected to be reclassified from other comprehensive income into profit (loss)	$ 376,000
Reclassification period for cash flow hedges	36 months